Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Compensation and related benefits	$ 15,077	$ 12,926	$ 10,820
Other	14,257	11,850	9,929
Total accrued expenses and other current liabilities	$ 29,334	$ 24,776	$ 20,749